UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: JANUARY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
January 31, 2006                                                     (Unaudited)




   SHARES               CHARTWELL U.S. EQUITY FUND                    VALUE
--------------------------------------------------------------------------------
             COMMON STOCK (94.53%)
             AIRCRAFT (4.77%)
      9,595  United Technologies                                   $   560,060
                                                                   -----------
             AUTOPARTS (1.39%)
      1,590  ITT Industries                                            162,975
                                                                   -----------
             BANKS (5.69%)
      7,453  Citigroup                                                 347,161
      5,157  Wells Fargo                                               321,590
                                                                   -----------
                                                                       668,751
                                                                   -----------
             BEAUTY PRODUCTS (2.15%)
      4,260  Procter & Gamble                                          252,320
                                                                   -----------
             COMMERCIAL SERVICES (12.56%)
      4,035  Accenture, Cl A                                           127,224
     11,810  Automatic Data Processing                                 518,932
      1,400  Cintas                                                     59,640
        865  Dun & Bradstreet*                                          62,522
      1,040  Fiserv*                                                    45,739
      1,885  Johnson Controls                                          130,517
      6,490  Omnicom Group                                             530,817
                                                                   -----------
                                                                     1,475,391
                                                                   -----------
             COMMUNICATIONS (5.48%)
      1,970  Alltel                                                    118,259
     28,295  Cisco Systems*                                            525,438
                                                                   -----------
                                                                       643,697
                                                                   -----------
             COMPUTERS & SERVICES (8.68%)
        930  Affiliated Computer Services, Cl A*                        58,218
      2,570  CACI International, Cl A*                                 146,747
      2,090  CDW                                                       117,040
      2,393  International Business Machines                           194,551
     17,865  Microsoft                                                 502,900
                                                                   -----------
                                                                     1,019,456
                                                                   -----------
             CONSUMER PRODUCTS (0.54%)
      2,657  Fossil*                                                    62,971
                                                                   -----------
             ELECTRICAL SERVICES (2.12%)
      4,345  Exelon                                                    249,490
                                                                   -----------
             ELECTRONICS MANUFACTURING (1.12%)
      2,585  Amphenol, Cl A                                            131,396
                                                                   -----------
             FINANCIAL SERVICES (6.27%)
      3,417  Freddie Mac                                               231,877
      5,025  Merrill Lynch                                             377,227
      2,082  Morgan Stanley                                            127,939
                                                                   -----------
                                                                       737,043
                                                                   -----------
             FOOD, BEVERAGE & TOBACCO (5.19%)
      2,700  Kellogg                                                   115,830
      3,490  McCormick                                                 105,433

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
January 31, 2006                                                     (Unaudited)




   SHARES               CHARTWELL U.S. EQUITY FUND                    VALUE
--------------------------------------------------------------------------------
             COMMON STOCK -- CONTINUED

             FOOD, BEVERAGE & TOBACCO -- CONTINUED
      6,805  PepsiCo                                               $   389,110
                                                                   -----------
                                                                       610,373
                                                                   -----------
             GAS/NATURAL GAS (0.98%)
      2,190  Praxair                                                   115,369
                                                                   -----------
             HOUSEHOLD PRODUCTS (4.52%)
     16,226  General Electric                                          531,401
                                                                   -----------
             INSURANCE (5.41%)
      2,275  Aflac                                                     106,811
      8,080  American International Group                              528,917
                                                                   -----------
                                                                       635,728
                                                                   -----------
             MEDICAL PRODUCTS & SERVICES (8.88%)
      4,807  Abbott Laboratories                                       207,422
      1,980  Charles River Laboratories International*                  91,337
      1,940  Eli Lilly                                                 109,843
      2,490  Fisher Scientific International*                          166,506
      5,150  Johnson & Johnson                                         296,331
      1,150  Quest Diagnostics                                          56,845
      3,440  Thermo Electron*                                          115,722
                                                                   -----------
                                                                     1,044,006
                                                                   -----------
             NATIONAL COMMERCIAL BANKS (1.20%)
      3,350  Marshall & Ilsley                                         140,499
                                                                   -----------
             PERSONAL CREDIT INSTITUTIONS (2.49%)
      5,590  American Express                                          293,196
                                                                   -----------
             PETROLEUM REFINING (4.41%)
      8,266  Exxon Mobil                                               518,691
                                                                   -----------
             PHARMACEUTICALS (1.34%)
      3,400  Wyeth                                                     157,250
                                                                   -----------
             RETAIL (6.66%)
      1,350  Best Buy                                                   68,391
      5,525  Home Depot                                                224,039
      4,395  Lowe's                                                    279,302
      1,335  Regis                                                      51,731
      3,450  Wal-Mart Stores                                           159,080
                                                                   -----------
                                                                       782,543
                                                                   -----------
             SECURITIES BROKERAGE/DEALERS (0.19%)
        548  Ameriprise Financial                                       22,298
                                                                   -----------

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
January 31, 2006                                                     (Unaudited)




   SHARES               CHARTWELL U.S. EQUITY FUND                    VALUE
--------------------------------------------------------------------------------
             COMMON STOCK -- CONTINUED

             TRUCKING (2.49%)
      3,900  United Parcel Service, Cl B                           $   292,149
                                                                   -----------
             TOTAL COMMON STOCK
               (Cost $10,409,485)                                   11,107,053
                                                                   -----------
             FOREIGN STOCKS (1.38%)
             WHOLESALE (1.38%)
      2,950  Novartis ADR                                              162,722
                                                                   -----------
             TOTAL FOREIGN STOCKS
               (Cost $161,812)                                         162,722
                                                                   -----------
             CASH EQUIVALENTS (5.49%)
    360,202  SEI Daily Income Trust, Money Market Fund,
                 Cl A, 4.25% (1)                                       360,202
    284,684  SEI Daily Income Trust, Prime Obligations Fund,
                 Cl A, 4.33% (1)                                       284,684
                                                                   -----------
             TOTAL CASH EQUIVALENTS
               (Cost $644,886)                                         644,886
                                                                   -----------
             TOTAL INVESTMENTS + (101.40%)
               (Cost $11,216,183)                                  $11,914,661
                                                                   ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $11,750,302.

* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
(1) -- THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2006.

+ AT JANUARY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $11,224,723, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $888,436 AND $(198,498), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                                                 CIP-QH-001-0100

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
January 31, 2006                                                     (Unaudited)




   SHARES             CHARTWELL SMALL CAP VALUE FUND                  VALUE
--------------------------------------------------------------------------------
             COMMON STOCK (97.19%)

             AEROSPACE & DEFENSE (2.37%)
     14,077  AAR*                                                  $   335,455
     11,552  BE Aerospace*                                             242,823
                                                                   -----------
                                                                       578,278
                                                                   -----------
             APPAREL/TEXTILES (1.96%)
      5,862  Oxford Industries                                         266,193
      8,600  Warnaco Group*                                            213,452
                                                                   -----------
                                                                       479,645
                                                                   -----------
             AUTOMOTIVE (1.20%)
      7,353  GATX                                                      291,988
                                                                   -----------
             BANKS (9.80%)
      7,219  Citizens Banking                                          200,833
     19,875  Commercial Capital Bancorp                                310,249
      6,376  Cullen/Frost Bankers                                      342,646
      7,554  First Midwest Bancorp                                     263,710
     16,925  Gold Banc                                                 307,358
     11,747  Signature Bank*                                           357,696
     11,050  Sterling Financial                                        309,621
      8,111  United Bankshares                                         302,297
                                                                   -----------
                                                                     2,394,410
                                                                   -----------
             BEAUTY PRODUCTS (1.04%)
      6,350  Chattem*                                                  254,317
                                                                   -----------
             BROADCASTING, NEWSPAPERS & ADVERTISING (0.62%)
     13,900  Radio One*                                                152,344
                                                                   -----------
             BUILDING & CONSTRUCTION SUPPLIES (1.38%)
      2,983  Chemed                                                    158,576
      7,550  Griffon*                                                  178,180
                                                                   -----------
                                                                       336,756
                                                                   -----------
             CHEMICALS (0.76%)
      5,450  Georgia Gulf                                              186,390
                                                                   -----------
             COAL MINING (1.64%)
     39,525  International Coal Group*                                 399,993
                                                                   -----------
             COMMERCIAL SERVICES (1.01%)
      2,997  EMCOR Group*                                              245,814
                                                                   -----------
             COMMUNICATIONS (2.87%)
      9,712  Anixter International                                     449,569
     20,888  Mastec*                                                   251,700
                                                                   -----------
                                                                       701,269
                                                                   -----------
             COMPUTERS & SERVICES (6.50%)
     10,250  EnPro Industries*                                         314,470
     12,775  Hutchinson Technology*                                    353,612
     11,850  Internet Security Systems*                                252,642
     21,225  Perot Systems, Cl A*                                      319,861
     22,575  RSA Security*                                             346,977
                                                                   -----------
                                                                     1,587,562
                                                                   -----------
             CONSUMER PRODUCTS (3.01%)
      8,883  Jarden*                                                   218,877

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
January 31, 2006                                                     (Unaudited)




   SHARES             CHARTWELL SMALL CAP VALUE FUND                  VALUE
--------------------------------------------------------------------------------
             COMMON STOCK -- CONTINUED

             CONSUMER PRODUCTS -- CONTINUED
     20,075  Playtex Products*                                     $   269,406
      7,110  RC2*                                                      247,926
                                                                   -----------
                                                                       736,209
                                                                   -----------
             ELECTRICAL EQUIPMENT (2.12%)
      4,200  Lincoln Electric Holdings                                 186,942
      7,025  Rogers*                                                   330,948
                                                                   -----------
                                                                       517,890
                                                                   -----------
             ELECTRICAL SERVICES (2.71%)
     53,975  Aquila*                                                   197,009
      7,799  NorthWestern                                              244,420
      8,972  PNM Resources                                             220,442
                                                                   -----------
                                                                       661,871
                                                                   -----------
             ENVIRONMENTAL SERVICES (0.83%)
     15,197  Casella Waste Systems, Cl A*                              203,032
                                                                   -----------
             FINANCIAL SERVICES (1.64%)
      4,075  Jefferies Group                                           221,965
      8,025  Waddell & Reed Financial, Cl A                            178,797
                                                                   -----------
                                                                       400,762
                                                                   -----------
             GAS/NATURAL GAS (1.02%)
      7,009  Northwest Natural Gas                                     249,450
                                                                   -----------
             GLASS PRODUCTS (1.81%)
     23,938  Apogee Enterprises                                        441,895
                                                                   -----------
             INSURANCE (6.11%)
      4,868  AmerUs Group                                              298,749
      6,525  Arch Capital Group*                                       354,568
      5,140  Argonaut Group*                                           182,727
     13,275  Aspen Insurance Holdings                                  307,715
      6,400  RLI                                                       349,760
                                                                   -----------
                                                                     1,493,519
                                                                   -----------
             MACHINERY (6.64%)
      5,779  Albany International, Cl A                                213,823
      9,250  Briggs & Stratton                                         321,807
      8,600  Crane                                                     320,952
      7,825  Global Imaging Systems*                                   276,692
     11,199  Kadant*                                                   215,469
     14,765  RBC Bearings*                                             273,743
                                                                   -----------
                                                                     1,622,486
                                                                   -----------
             MARINE TRANSPORTATION (0.84%)
      6,145  American Commercial Lines*                                204,936
                                                                   -----------
             MEDICAL PRODUCTS & SERVICES (1.61%)
      9,831  Amsurg*                                                   213,235

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
January 31, 2006                                                     (Unaudited)




   SHARES             CHARTWELL SMALL CAP VALUE FUND                  VALUE
--------------------------------------------------------------------------------
             COMMON STOCK -- CONTINUED

             MEDICAL PRODUCTS & SERVICES -- CONTINUED
      2,049  Pediatrix Medical Group*                              $   179,656
                                                                   -----------
                                                                       392,891
                                                                   -----------
             MEDICAL/HEALTH CARE (0.91%)
     11,675  Gentiva Health Services*                                  221,708
                                                                   -----------
             METALS (1.15%)
     15,077  Crown Holdings*                                           282,091
                                                                   -----------
             MISCELLANEOUS BUSINESS SERVICES (1.53%)
     59,600  Parametric Technology*                                    373,096
                                                                   -----------
             NATIONAL COMMERCIAL BANKS (1.27%)
      4,475  Alabama National Bancorporation                           311,102
                                                                   -----------
             PERSONAL CREDIT INSTITUTIONS (1.96%)
     13,800  Advanta, Cl B                                             477,618
                                                                   -----------
             PETROLEUM & FUEL PRODUCTS (4.78%)
     16,725  Key Energy Services*                                      263,586
      4,783  SEACOR Holdings*                                          355,281
     11,387  W-H Energy Services*                                      549,765
                                                                   -----------
                                                                     1,168,632
                                                                   -----------
             PETROLEUM REFINING (1.25%)
     16,340  Western Refining*                                         306,375
                                                                   -----------
             RAILROADS (0.74%)
      6,027  American Railcar Industries*                              180,081
                                                                   -----------
             REAL ESTATE INVESTMENT TRUSTS (9.17%)
      2,225  Alexandria Real Estate Equities                           196,356
      8,317  BioMed Realty Trust                                       223,145
     15,797  Cedar Shopping Centers                                    233,638
      6,450  Centerpoint Properties Trust                              320,178
      9,240  First Potomac Realty Trust                                271,749
     13,282  Gramercy Capital                                          349,848
      4,400  Home Properties of New York                               201,828
      5,824  Reckson Associates Realty                                 232,552
      9,853  U-Store-It Trust                                          210,657
                                                                   -----------
                                                                     2,239,951
                                                                   -----------
             RETAIL (5.22%)
     12,091  Big 5 Sporting Goods                                      260,924
     22,600  HOT Topic*                                                324,536
     12,675  Insight Enterprises*                                      265,034
      9,425  New York*                                                 182,657
      6,248  Regis                                                     242,110
                                                                   -----------
                                                                     1,275,261
                                                                   -----------
             SEMI-CONDUCTORS/INSTRUMENTS (7.75%)
     34,278  AMIS Holdings*                                            354,778
      9,125  Benchmark Electronics*                                    333,336
     16,375  Fairchild Semiconductor International*                    326,681
     31,725  Integrated Device Technology*                             440,660

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
January 31, 2006                                                     (Unaudited)




   SHARES             CHARTWELL SMALL CAP VALUE FUND                  VALUE
--------------------------------------------------------------------------------
             COMMON STOCK -- CONTINUED


             SEMI-CONDUCTORS/INSTRUMENTS -- CONTINUED
     33,647  Mattson Technology*                                   $   437,411
                                                                   -----------
                                                                     1,892,866
                                                                   -----------
             STEEL & STEEL WORKS (0.93%)
      4,900  Steel Dynamics                                            227,458
                                                                   -----------
             TELEPHONES & TELECOMMUNICATIONS (1.04%)
     25,786  Alaska Communications Systems Group                       255,024
                                                                   -----------
             TOTAL COMMON STOCK
               (Cost $20,419,237)                                   23,744,970
                                                                   -----------
             CASH EQUIVALENTS (3.28%)
    541,989  SEI Daily Income Trust, Money Market Fund,
                 Cl A, 4.25% (1)                                       541,989
    258,285  SEI Daily Income Trust, Prime Obligations Fund,
                 Cl A, 4.33% (1)                                       258,285
                                                                   -----------
             TOTAL CASH EQUIVALENTS
               (Cost $800,274)                                         800,274
                                                                   -----------
             TOTAL INVESTMENTS + (100.47%)
               (Cost $21,219,511)                                  $24,545,244
                                                                   ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $24,430,974

* NON-INCOME PRODUCING SECURITY
CL -- CLASS
(1) -- RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2006.

+ AT JANUARY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $21,297,580, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,797,534 AND $(549,870), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.
                                                                 CIP-QH-002-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             --------------------------
                                             James F. Volk
                                             President


Date: March 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             --------------------------
                                             James F. Volk
                                             President


Date: March 21, 2006

By (Signature and Title)*                    /s/ Michael Lawson
                                             --------------------------
                                             Michael Lawson
                                             Controller & CFO


Date: March 21, 2006

* Print the name and title of each signing officer under his or her signature.